Related Party Transactions	9 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions

14. Related Party Transactions

As of June 30, 2022, the Company had $9.6 million of convertible promissory notes and embedded warrants with entities in which a member of the Company’s board of directors is an officer of the entity and has a financial interest in the entity (“affiliated entities”), classified as a current liability on the condensed consolidated balance sheet at that time. The convertible promissory notes and embedded warrants due to a related party were converted into shares of common stock in the Company during the nine months ended March 31, 2023. As of March 31, 2023, the Company has no convertible promissory notes and embedded warrants balance due to a related party. Refer to Note 7 for further details.

During the nine months ended March 31, 2023, the Company received an equity investment of $1.0 million from an investor in exchange for 133,133 shares in the Company. Refer to Note 9 for further details.

Additionally, during the nine months ended March 31, 2023, the Company granted 1,200,000 of RSUs to a director and the current interim CEO of the Company with a grant date fair value of $4.56 per RSU. Refer to Note 11 for further details.